ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND
Unaudited		July 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 94.9%
Colorado 1.0%
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 3.72%) (1)	2,945	2,945
		2,945
Connecticut 0.2%
Connecticut Special Tax Obligation, 6.00%, 10/1/06 (2)	750	753
		753
District of Columbia 9.4%
District of Columbia, GO, TRAN, 4.00%, 9/29/06	13,500	13,509
Metropolitan Washington Airports Auth., 4.00%, 10/1/06 (1)(3)	1,750	1,751
Metropolitan Washington Airports Auth., TECP
3.70%, 11/9/06 (1)	3,000	3,000
Metropolitan Washington Airports Auth.
VRDN (Currently 3.71%) (1)(3)	3,000	3,000
Metropolitan Washington Airports Auth.
VRDN (Currently 3.71%) (1)(3)	2,700	2,700
Metropolitan Washington Airports Auth.
VRDN (Currently 3.72%) (1)(2)	4,985	4,985
		28,945
Florida 2.3%
Sunshine State Gov't. Fin. Commission, Miami-Dade County
TECP, 3.44%, 9/8/06 (1)	7,000	7,000
		7,000
Georgia 2.2%
Georgia, GO, 5.00%, 8/1/06	250	250
Georgia, GO, 6.25%, 3/1/07	75	76
Georgia Housing & Fin. Auth., Single Family
VRDN (Currently 3.74%) (1)	5,000	5,000
Gwinnett County School Dist., GO, TAN, 4.50%, 12/29/06	300	301
Savannah Economic Dev. Auth., Home Depot
VRDN (Currently 3.68%) (1)	1,150	1,150
		6,777
Illinois 10.3%
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.71%) (1)(3)	2,000	2,000
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.71%) (1)(3)	4,000	4,000
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.71%) (1)(2)	6,245	6,245
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.72%) (1)(4)	1,875	1,875
Chicago Wastewater, 4.00%, 1/1/07 (2)	400	400
Cook County, GO, VRDN (Currently 3.68%) (4)	1,345	1,345
Eclipse Funding Trust, GO, VRDN (Currently 3.67%) (4)(5)	10,000	10,000
Illinois HFA, Little Company of Mary Hosp.
VRDN (Currently 3.69%)	4,390	4,390
Lake County, W. W. Grainger, VRDN (Currently 3.99%) (1)	1,500	1,500
		31,755
Indiana 9.2%
Gibson County, PCR, Toyota Motor Credit
VRDN (Currently 3.70%) (1)	2,000	2,000
Gibson County, Toyota Motor Credit
VRDN (Currently 3.70%) (1)	2,000	2,000
Indiana Housing & CDA, Single Family, VRDN (Currently 3.55%)
(Tender 9/29/06) (1)	13,500	13,498
Indiana State Fin. Auth., PSI Energy, VRDN (Currently 3.69%) (1)	5,500	5,500
Indianapolis Local Public Improvement, Airport Auth.
VRDN (Currently 3.71%) (1)(4)	5,205	5,205
		28,203
Iowa 2.8%
Iowa Fin. Auth., Single Family, VRDN (Currently 3.50%)
(Tender 9/1/06) (1)	6,000	6,000
Iowa Fin. Auth., Single Family, VRDN (Currently 3.72%) (1)	2,580	2,580
		8,580
Kansas 0.5%
Wyandotte County / Kansas City, Unified Gov't., GO
3.25%, 11/1/06	1,570	1,570
		1,570
Kentucky 0.1%
Kentucky Asset / Liability Commission, GO, TECP
3.15%, 10/11/06	300	299
		299
Maryland 3.6%
Anne Arundel County, GO, TECP, 3.65%, 8/29/06	4,000	4,000
Maryland CDA, Residential, 3.20%, 11/24/06 (1)	7,000	7,000
		11,000
Massachusetts 0.1%
Massachusetts, GO, 5.30%, 11/1/06 (6)	250	251
		251
Michigan 0.3%
Wayne County Airport Auth., VRDN (Currently 3.71%) (1)(2)	1,075	1,075
		1,075
Minnesota 2.2%
Minneapolis-Saint Paul Metro Airport Commission
VRDN (Currently 3.71%) (1)(4)	1,750	1,750
Minnesota Housing Fin. Agency, Single Family
3.30%, 12/4/06 (1)	5,000	5,000
		6,750
Nebraska 1.1%
Douglas County, Waste Management
VRDN (Currently 3.68%) (1)	3,000	3,000
Nebraska Public Power Dist., 5.00%, 1/1/07 (2)	250	251
		3,251
Nevada 1.8%
Clark County IDRB, PCR, Southwest Gas Corp.
VRDN (Currently 3.71%) (1)(6)	2,495	2,495
Clark County IDRB, PCR, Southwest Gas Corp.
VRDN (Currently 3.73%) (1)	3,000	3,000
		5,495
North Carolina 7.1%
Charlotte, GO, BAN, TECP, 3.25%, 8/1/06	8,000	7,993
Charlotte, GO, TECP, 3.30%, 9/8/06	3,900	3,894
Charlotte, Water & Sewer, TECP, 3.68%, 8/1/06	6,900	6,900
Charlotte Airport, VRDN (Currently 3.72%) (1)(2)	3,000	3,000
North Carolina Housing Fin. Agency, Single Family
VRDN (Currently 3.70%) (1)	100	100
		21,887
Ohio 0.1%
Ohio, Higher Ed., GO, 4.25%, 8/1/06	400	400
		400
Oregon 2.2%
Oregon Housing & Community Services Dept., Single Family
VRDN (Currently 3.70%) (1)	6,700	6,700
		6,700
Pennsylvania 1.6%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical
Center, VRDN (Currently 3.76%)	5,000	5,000
		5,000
South Carolina 0.3%
South Carolina Public Service, TECP, 3.38%, 9/7/06	1,000	999
		999
South Dakota 2.2%
South Dakota HEFA, Sioux Valley Hosp., VRDN (Currently 3.69%)	2,950	2,950
South Dakota Housing Dev. Agency, Single Family, VRDN
(Currently 3.71%) (1)	3,690	3,690
		6,640
Tennessee 4.2%
Ed. Funding of the South, Volunteer State Student Funding
VRDN (Currently 3.68%) (1)	11,000	11,000
Metropolitan Nashville & Davidson County Health & Ed. Fac.
Board, Ascension Health, VRDN (Currently 3.40%)
(Tender 1/3/07)	2,000	2,000
		13,000
Texas 17.6%
Dallas/Fort Worth Airport, VRDN (Currently 3.71%) (1)(3)	2,495	2,495
Dallas/Fort Worth Airport, VRDN (Currently 3.71%) (1)(2)	8,875	8,875
Houston Airport, TECP, 3.50%, 10/6/06 (1)	8,000	8,000
Houston Airport, TECP, 3.65%, 10/10/06 (1)	5,500	5,500
Houston Airport, VRDN (Currently 3.72%) (1)(3)	3,910	3,910
North Texas Higher Ed. Auth., Student Loan
VRDN (Currently 3.70%) (1)	6,600	6,600
Panhandle-Plains Higher Ed. Auth., Student Loan
VRDN (Currently 3.69%) (1)(2)	3,000	3,000
Port of Houston Auth., GO, TECP, 3.55%, 8/10/06 (1)	5,731	5,731
Port of Houston Auth., GO, TECP, 3.65%, 8/10/06 (1)	1,545	1,545
Port of Houston Auth., GO, TECP, 3.75%, 8/15/06 (1)	2,300	2,300
Port of Houston Auth., Harris County, GO, 6.00%, 10/1/06 (1)(6)	2,000	2,007
Texas, GO, 6.00%, 10/1/06	425	427
Texas, TRAN, GO, 4.50%, 8/31/06	3,675	3,678
		54,068
Utah 2.9%
Intermountain Power Agency, VRDN (Currently 3.60%)
(Tender 12/1/06) (4)	1,260	1,260
Salt Lake County Solid Waste, Rio Tinto
VRDN (Currently 3.73%) (1)	7,800	7,800
		9,060
Vermont 0.5%
Vermont Ed. & Health Buildings Fin. Agency, Middlebury
College, 3.72%, 5/1/28 (Tender 5/1/07)	1,500	1,500
		1,500
Virginia 0.6%
Virginia College Building Auth., Public Higher Ed.
4.00%, 9/1/06	1,000	1,001
Virginia Public Building Auth., 5.00%, 8/1/06	440	440
Virginia Public School Auth., GO, 4.00%, 8/1/06	500	500
		1,941
Washington 2.6%
King County, GO, 5.40%, 12/1/06	150	151
Port of Seattle, 5.50%, 2/1/07 (1)(2)	100	101
Port of Seattle, VRDN (Currently 3.74%) (1)(3)	5,000	5,000
Seattle, GO, VRDN (Currently 3.10%) (Tender 8/30/06)	2,725	2,725
Washington, Motor Vehicle Fuel, GO, 5.375%, 9/1/06	100	100
		8,077
Wisconsin 4.3%
Wisconsin HEFA, Gundersen Lutheran, 3.65%, 5/1/20
(Tender 12/1/06) (6)	2,000	2,000
Wisconsin Housing & Economic Dev., Single Family
VRDN (Currently 3.68%) (1)	50	50
Wisconsin Housing & Economic Dev., Single Family
VRDN (Currently 3.68%) (1)	9,970	9,970
Wisconsin Housing & Economic Dev., Single Family
VRDN (Currently 3.68%) (1)	1,390	1,390
		13,410
Wyoming 1.6%
Wyoming CDA, VRDN (Currently 3.70%) (1)	5,000	5,000
		5,000
Total Municipal Securities (Cost $292,342)		292,331
Total Investments in Securities
94.9% of Net Assets (Cost $292,342)		$292,331

†	Denominated in U.S. dollars unless otherwise noted
(1)	Interest subject to alternative minimum tax
(2)	Insured by MBIA Insurance Corp.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by AMBAC Assurance Corp.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,000 and represents 3.2% of net assets.
(6)	Insured by Financial Guaranty Insurance Company
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $292,331,000.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited		July 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.6%
Alabama 1.2%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	1,000	1,020
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,000	1,016
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (2)(3)	1,000	1,078
		3,114
Alaska 2.2%
Alaska HFC, Single Family Housing, 5.75%, 12/1/11 (4)	485	496
Alaska Int'l. Airport, 5.00%, 10/1/13 (1)(4)	1,000	1,048
Anchorage, GO, 5.00%, 3/1/20 (1)	1,755	1,840
Valdez Marine, BP Pipelines, VRDN (Currently 3.66%)	2,200	2,200
		5,584
Arizona 1.4%
Arizona HFA, Blood, 5.00%, 4/1/18	645	658
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (2)	1,500	1,613
Salt River Agricultural Improvement & Power Dist.
5.25%, 1/1/15	500	536
Tempe IDA, Friendship Village, 5.375%, 12/1/13	750	750
		3,557
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (1)	500	517
		517
California 8.6%
California, Economic Recovery, GO, 5.25%, 1/1/11	1,000	1,059
California, Economic Recovery, GO, 5.25%, 7/1/12	670	720
California, GO, 5.00%, 2/1/11	750	785
California, GO, 5.00%, 3/1/14	1,000	1,062
California, GO, 5.00%, 11/1/24	700	715
California, GO, 5.50%, 11/1/33	500	537
California, GO, 6.30%, 10/1/07	1,400	1,441
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,500	1,559
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	800	854
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (5)	1,250	1,364
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	750	770
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	200	211
Long Beach Harbor, 5.00%, 5/15/18 (1)	1,500	1,591
Los Angeles Community College Dist., GO, 5.00%, 8/1/24 (6)	1,000	1,044
Napa Valley Community College Dist., 5.00%, 8/1/21 (1)	1,000	1,051
Port of Oakland, 5.00%, 11/1/11 (1)(4)	1,000	1,047
San Diego Unified School Dist., 5.00%, 7/1/16 (1)	3,405	3,676
Tobacco Securitization Auth. of Southern California
5.625%, 6/1/43 (Prerefunded 6/1/12) (2)	1,000	1,093
Univ. of California Regents, 5.00%, 5/15/19 (6)	1,215	1,274
		21,853
Colorado 0.3%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	700	721
		721
Connecticut 1.1%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09) (2)(3)	1,000	1,047
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (7)	200	207
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	500	515
Mohegan Tribe Indians, 6.25%, 1/1/31	450	478
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (3)	500	540
		2,787
Delaware 0.6%
Delaware River & Bay Auth., 5.00%, 1/1/21 (1)	1,000	1,048
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	475	484
		1,532
District of Columbia 2.3%
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/08 (1)(4)	1,650	1,702
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (3)(4)	1,000	1,075
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/18 (1)(4)	1,000	1,061
Metropolitan Washington D.C. Airports Auth.
5.75%, 10/1/19 (3)(4)	1,000	1,072
Washington Metro Area Transit Auth., 5.00%, 1/1/12 (1)	1,000	1,059
		5,969
Florida 6.6%
Broward County, GO, 5.25%, 1/1/18	500	528
Broward County, Parks & Land Preservation, GO, 5.00%, 1/1/25	1,250	1,297
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	45	45
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	215	215
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	1,000	1,042
Florida Board of Ed., GO, 5.00%, 6/1/08	1,000	1,023
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (3)	500	538
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/19	1,615	1,661
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	1,000	1,024
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (1)(4)	1,000	1,038
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20 (5)	1,000	1,051
Lee County, Solid Waste, 5.25%, 10/1/08 (1)(4)	2,000	2,054
Middle Village Community Dev. Dist., 5.00%, 5/1/09	125	126
Orange County, Sales Tax, 5.00%, 1/1/14 (3)	800	846
Paseo Community Dev. Dist., 5.00%, 2/1/11	575	580
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	50	50
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (5)	750	797
Reedy Creek Improvement Dist., Utility
5.00%, 10/1/15 (5)	2,000	2,144
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	645	648
		16,707
Georgia 2.8%
Atlanta Airport, 5.00%, 1/1/27 (6)	1,400	1,442
Cobb-Marietta Water Auth., 5.50%, 11/1/14	750	827
Coweta County Residential Care Fac. for the Elderly, Wesley
Woods of Newnan-Peachtree City, 7.625%, 10/1/06 (8)	90	91
Fulton County, Water & Sewer, 5.00%, 1/1/21 (3)	1,000	1,043
Georgia, GO, 5.00%, 5/1/18 (Prerefunded 5/1/12) (2)	1,000	1,060
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/18 (Prerefunded 11/1/10) (2)	1,955	2,120
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	405	422
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (2)	200	220
		7,225
Hawaii 1.0%
Hawaii, GO, 5.50%, 2/1/11 (6)	1,050	1,123
Hawaii Dept. of Budget & Fin., Pacific Health
Wilcox Memorial Hosp., 5.50%, 7/1/09	1,300	1,340
		2,463
Idaho 0.2%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	400	451
		451
Illinois 4.7%
Chicago, GO, 5.50%, 1/1/09 (1)	500	519
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/10 (1)	3,600	3,727
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (2)(5)	500	540
Illinois, GO, 5.50%, 8/1/16 (1)	500	540
Illinois Dev. Fin. Auth., IDRB, Waste Management
Solid Waste5.85%, 2/1/07 (4)	1,165	1,175
Illinois HFA, Edward Health Services, 5.00%, 2/15/09 (5)	500	513
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (8)	260	271
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	500	517
Illinois Toll Highway Auth., 5.00%, 1/1/18 (6)	3,000	3,166
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/17 (3)	1,000	1,052
		12,020
Indiana 0.5%
Goshen, Greencroft Obligated Group, 5.20%, 8/15/06	750	750
Saint Joseph County, Holy Cross Village Notre Dame
5.55%, 5/15/19	230	231
Saint Joseph County, Madison Center, 5.25%, 2/15/07	295	297
		1,278
Kansas 0.1%
Wyandotte County Unified Gov't., 4.75%, 12/1/16	135	136
Wyandotte County Unified Gov't., 5.00%, 12/1/20	215	221
		357
Kentucky 0.2%
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/12 (4)	800	441
		441
Louisiana 0.5%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (4)	200	227
Louisiana, GO, 5.00%, 8/1/18 (1)	950	1,002
		1,229
Maryland 4.9%
Anne Arundel County, GO, General Improvement
5.00%, 3/1/17	2,110	2,252
Baltimore Convention Center Hotel, 5.00%, 9/1/16	400	400
Charles County, GO, 5.00%, 3/1/13	1,810	1,934
Maryland DOT, 5.00%, 5/1/08	2,000	2,044
Maryland Economic Dev. Corp., Aviation Administration
Wheelabrators, 5.50%, 6/1/13 (4)(6)	1,250	1,353
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22	375	399
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27	400	426
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (4)	250	256
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24	70	70
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/19	1,415	1,478
Montgomery County, GO, 5.25%, 10/1/14	1,500	1,609
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (4)(5)	250	265
		12,486
Massachusetts 0.9%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (2)	500	540
Massachusetts, GO, 5.00%, 8/1/10 (5)(8)	75	78
Massachusetts, GO, 5.00%, 8/1/10 (5)	1,425	1,487
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/15 (Prerefunded 8/1/09) (2)	190	204
		2,309
Michigan 2.0%
Detroit City School Dist., 5.50%, 5/1/18
(Prerefunded 5/1/12) (2)(6)	1,000	1,084
Detroit City School Dist., Building & Site Improvement, GO
5.00%, 5/1/08 (3)	500	511
Michigan Hosp. Fin. Auth., Mercy Health Services
5.00%, 8/15/12 (8)	1,395	1,424
Michigan Municipal Bond Auth., Clean Water Fund
5.00%, 10/1/22	1,000	1,053
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	1,000	1,032
		5,104
Minnesota 1.5%
Minneapolis Convention Center, GO, 5.00%, 12/1/10	1,255	1,317
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (3)	1,000	1,059
Southern Minnesota Municipal Power Agency
5.25%, 1/1/13 (5)	1,400	1,506
		3,882
Missouri 1.0%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	180	181
Missouri Highway & Transportation Commision, 5.00%, 5/1/23	1,450	1,522
St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (5)	750	804
		2,507
Nebraska 0.4%
Univ. of Nebraska, Board of Regents, Lincoln Student Fee Fac.,
5.00%, 7/1/28	1,000	1,023
		1,023
Nevada 1.2%
Clark County, GO, 5.50%, 6/1/16 (Prerefunded 6/1/11) (2)(3)	800	860
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (4)	500	529
Clark County School Dist., GO, 5.00%, 6/15/16 (6)	1,400	1,479
Nevada Dept. of Business & Ind., Las Ventanas
6.75%, 11/15/23	200	201
		3,069
New Jersey 2.2%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	1,000	1,081
New Jersey Economic Dev. Auth., Winchester Gardens
8.625%, 11/1/25 (Prerefunded 11/1/06) (2)	210	217
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	400	409
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	400	402
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (1)	1,500	1,568
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (8)	1,000	1,086
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (6)	2,000	657
Salem County Pollution Control Fin. Auth., PCR, PSEG Power
5.75%, 4/1/31 (4)	200	212
		5,632
New Mexico 0.4%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,040
		1,040
New York 10.0%
Albany Parking Auth., 5.25%, 10/15/12	285	296
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (3)	1,500	1,576
Dormitory Auth. of the State of New York
Mount Sinai New York Univ. Health, 5.00%, 7/1/11	345	348
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/20 (6)	500	525
Dormitory Auth. of the State of New York, State Univ.
5.25%, 7/1/19 (1)	1,200	1,294
New York City, GO, 5.00%, 4/1/20	2,000	2,077
New York City, GO, 5.00%, 4/1/21 (3)	2,000	2,089
New York City, GO, 5.00%, 8/1/21	2,050	2,124
New York City, GO, 5.25%, 8/1/11	1,500	1,588
New York City Housing Dev. Corp., HUD Capital Funding
Program, 5.00%, 7/1/19 (3)	1,000	1,051
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,063
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	500	538
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	1,775	1,834
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (4)	500	529
New York City Transitional Fin. Auth., 5.00%, 11/1/14	2,000	2,140
New York State Environmental Fac. Corp., New York City
Municipal Water Fin. Auth., 6.875%, 6/15/10	40	40
New York State Housing Fin. Agency, 5.85%, 9/15/09	300	307
New York State Mortgage Agency, Single Family Housing
5.80%, 10/1/06 (4)	500	501
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)	1,000	1,031
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (3)(4)	1,000	1,012
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	1,500	1,593
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (3)	1,330	1,438
TSASC, Tobacco Settlement, 5.75%, 7/15/32
(Prerefunded 7/15/12) (2)	500	552
		25,546
North Carolina 0.6%
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	759
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	750	802
		1,561
Ohio 1.4%
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	1,250	1,367
Dayton, IDRB, Emery Air Freight, 6.05%, 10/1/09	625	663
Ohio Higher Ed. Fac. Commision, Denison Univ.
5.125%, 11/1/21	1,525	1,588
		3,618
Oklahoma 0.7%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	605	636
Oklahoma Transportation Auth., 5.25%, 1/1/16 (5)	1,000	1,064
		1,700
Oregon 1.1%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (2)	1,000	1,092
Portland, Sewer, 5.00%, 6/15/12 (1)	1,500	1,589
		2,681
Pennsylvania 2.6%
Allegheny County Sanitary Auth., 5.75%, 12/1/16
(Prerefunded 12/1/10) (1)(2)	1,410	1,527
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	400	435
Pennsylvania, GO, 5.00%, 7/1/13 (3)	1,000	1,067
Pennsylvania Intergov't. Cooperative Auth., 5.25%, 6/15/13 (3)	750	777
Philadelphia Auth. for Ind. Dev., Airport, 5.25%, 7/1/08 (3)(4)	600	616
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	500	510
Souderton Area School Dist., GO, 5.00%, 11/15/18 (3)	1,700	1,797
		6,729
Puerto Rico 2.8%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,250	1,275
Gov't. Dev. Bank of Puerto Rico, TECP, GO, 4.85%, 10/24/06	550	550
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (6)	1,000	1,073
Puerto Rico Infrastructure Fin Auth., Excise Taxes
5.50%, 7/1/16 (5)	1,750	1,951
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (2)	2,000	2,165
		7,014
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	200	220
		220
South Carolina 2.8%
Charleston Water & Sewer, 5.125%, 1/1/13	500	535
South Carolina, School Fac., GO, 5.75%, 1/1/08	1,000	1,029
South Carolina Public Service Auth., 5.50%, 1/1/12 (6)	1,000	1,079
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/21 (5)	2,110	2,213
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/12 (Prerefunded 10/1/09) (2)(5)	1,000	1,060
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/15 (5)	1,240	1,331
		7,247
Tennessee 3.9%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(4)	200	218
Metropolitan Nashville & Davidson County, Vanderbilt Univ.
5.00%, 10/1/44 (Tender 4/1/10) (1)	4,000	4,151
Shelby County, Public Improvement, GO, 5.00%, 3/1/11 (6)	2,275	2,390
Tennessee Energy Acquisition, 5.00%, 9/1/12	2,150	2,253
Tennessee Housing Dev. Agency, Single Family
4.95%, 7/1/10 (4)	420	430
Tennessee Housing Dev. Agency, Single Family
5.05%, 7/1/11 (4)	355	364
		9,806
Texas 12.1%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
System Obligation Group, 5.40%, 11/15/09	845	867
Austin, Public Improvement, GO, 5.00%, 9/1/17 (1)	1,800	1,906
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(4)	1,500	1,595
Harris County, GO, 5.00%, 10/1/23	400	413
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	800	834
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (2)(6)	1,200	1,275
Houston Airport, 5.20%, 7/1/18 (3)(4)	2,000	2,043
Houston Water & Sewer, 5.00%, 11/15/16 (6)	1,500	1,602
Houston Water & Sewer, 5.25%, 5/15/22 (6)	1,850	1,962
Lower Colorodo River Auth., 5.75%, 5/15/11 (6)	1,370	1,451
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (2)	1,100	1,179
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	170	180
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	250	270
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (2)	5	5
San Antonio, GO, 5.50%, 2/1/19	495	529
San Antonio Electric & Gas, 5.00%, 2/1/07	1,000	1,007
San Antonio Electric & Gas, 5.00%, 2/1/19	2,280	2,394
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,055
Tarrant County Health Fac. Dev. Corp., Texas Health Resources
5.75%, 2/15/10 (1)	500	522
Texas, TRAN, GO, 4.50%, 8/31/06	2,000	2,001
Texas A&M Univ., 5.00%, 5/15/25	1,200	1,242
Texas Turnpike Auth., Central Texas Turnpike
5.00%, 6/1/08	1,000	1,022
Univ. of Texas, Board of Regents, 5.25%, 8/15/17	2,950	3,167
West Side Calhoun County Dev. Corp., BP Pipelines
VRDN (Currently 3.72%) (4)	2,200	2,200
		30,721
Virgin Islands 0.4%
Virgin Islands PFA, 5.25%, 10/1/20	500	519
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (4)	200	217
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (4)	150	164
		900
Virginia 8.6%
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	800	856
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13
(Prerefunded 7/1/11) (2)	1,000	1,080
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (4)	250	272
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	500	538
Fairfax County, Public Improvement, GO, 5.25%, 4/1/13	1,500	1,626
Fairfax County, Sewer, 5.00%, 7/15/27	1,350	1,402
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/16 (1)	2,000	2,124
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/23 (1)	1,350	1,404
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	250	263
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12) (2)	500	560
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (2)	400	421
Portsmouth, 5.50%, 6/1/14 (Prerefunded 6/1/08) (2)(3)	580	598
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (3)	220	226
Spotsylvania County, Public Improvement, GO
5.00%, 1/15/23 (6)	1,390	1,463
Virginia Beach, Public Improvement, GO, 5.00%, 1/15/10	2,200	2,288
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	1,000	1,063
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,600	1,702
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.50%, 9/1/14 (Prerefunded 9/1/10) (2)	1,000	1,064
Virginia Port Auth., 5.50%, 7/1/13 (4)(6)	2,590	2,797
		21,747
Washington 2.3%
King County, GO, 5.25%, 12/1/07	1,500	1,530
Port of Seattle, 5.25%, 7/1/07 (1)(4)	1,000	1,012
Port of Seattle, GO, 5.00%, 2/1/26 (9)	2,705	2,796
Washington HFA., Virginia Mason Medical Center
6.00%, 8/15/08 (1)	500	521
		5,859
Wisconsin 0.2%
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/11	400	423
		423
Total Municipal Securities (Cost $249,207)		250,629
Total Investments in Securities
98.6% of Net Assets (Cost $249,207)		$250,629

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by Financial Guaranty Insurance Company
(4)	Interest subject to alternative minimum tax
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $722 and represents 0.3% of net assets.
(8)	Escrowed to maturity
(9)	Insured by XL Capital Assurance Inc.
DOT	Department of Transportation
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $249,197,000. Net unrealized gain aggregated $1,432,000 at period-end, of which $2,887,000 related to appreciated investments and $1,455,000 related to depreciated investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited		July 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 100.8%
Alabama 1.2%
Alabama Public School & College Auth., 5.50%, 9/1/29 (1)	1,000	1,048
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	300	325
Houston County Healthcare Auth., 5.25%, 10/1/30 (2)	2,000	2,117
		3,490
Alaska 1.8%
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	1,115	1,141
Alaska Student Loan Corp., 5.10%, 7/1/10 (2)(3)	1,000	1,032
Anchorage, GO, 5.00%, 3/1/20 (1)	1,000	1,048
Valdez Marine, BP Pipelines, VRDN (Currently 3.66%)	1,900	1,900
		5,121
Arizona 1.1%
Arizona HFA, Blood Systems, 5.00%, 4/1/20	615	624
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (4)	575	616
Phoenix Civic Improvement, 6.25%, 7/1/17
(Prerefunded 7/1/10) (4)(5)	1,000	1,097
Salt River Agricultural Improvement & Power, 5.00%, 1/1/08	600	611
Tempe IDA, Friendship Village, 6.75%, 12/1/30	300	321
		3,269
Arkansas 0.4%
Univ. of Arkansas, 5.00%, 11/1/34 (1)	1,000	1,031
		1,031
California 16.5%
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	105	112
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	370	395
California, GO, 5.00%, 3/1/14	2,100	2,231
California, GO, 5.00%, 3/1/17	1,000	1,053
California, GO, 5.00%, 11/1/24	370	378
California, GO, 5.00%, 2/1/33	1,000	1,017
California, GO, 5.50%, 11/1/33	1,250	1,344
California, GO, 5.65%, 6/1/30	25	26
California CDA, Huntington Memorial Hosp., 5.00%, 7/1/27	2,000	2,045
California CDA, IDRB, Southern California Edison
4.10%, 4/1/28 (Tender 4/1/13) (6)	2,500	2,522
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,000	1,039
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (2)	1,000	1,091
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (4)	200	222
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	235
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	2,600	2,635
California Housing Fin. Agency, 4.95%, 8/1/36 (3)	2,000	1,982
California Housing Fin. Agency, Home Mortgage Program
5.00%, 2/1/24 (3)(5)	2,250	2,275
California Pollution Control Fin. Auth, PCR, Pacific Gas & Electric
3.50%, 12/1/23 (Tender 6/1/07) (3)(5)	500	498
California Public Works Board, 5.00%, 1/1/21	2,000	2,076
California Public Works Board, Butterfield, 5.00%, 6/1/17	560	589
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,038
California Public Works Board, Mental Health, 5.50%, 6/1/23	500	538
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	1,000	1,027
California State Univ. Trustees, 5.00%, 11/1/23 (2)	2,505	2,613
Chula Vista, Multi-Family, 7.50%, 1/1/32 (3)	435	472
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27	500	507
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (3)	500	535
Chula Vista PFA, 5.00%, 9/1/29 (1)	1,400	1,440
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (4)	1,000	1,104
Long Beach Bond Fin. Auth., 5.00%, 5/1/24 (2)	2,000	2,102
Los Angeles Dept. of Water & Power Waterworks
5.00%, 7/1/31 (2)	1,000	1,038
Napa Valley Community College Dist., 5.00%, 8/1/21 (1)	1,310	1,377
Oakland, GO, 5.00%, 1/15/26 (2)	1,100	1,146
Palm Springs, Int'l. Airport, 5.45%, 7/1/20 (3)	250	251
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	145	164
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	425	452
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	500	524
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (7)	500	543
San Francisco Bay Area Rapid Transit, Property Tax, GO
5.00%, 8/1/22	1,025	1,076
San Francisco City & County Redev., Mission Bay South
5.15%, 8/1/35	300	296
Sweetwater Union High School Dist., Special Tax
5.00%, 9/1/19 (7)	2,515	2,646
Univ. of California Regents, 5.00%, 5/15/24 (7)	1,235	1,283
Vallejo Sanitation Flood Control Dist., COP, 5.00%, 5/1/24 (2)	1,000	1,037
Vallejo Sanitation Flood Control Dist., COP, 5.00%, 5/1/25 (2)	435	451
		47,425
Colorado 1.6%
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	100	107
Colorado HFA, Portercare Adventist Health, 6.625%, 11/15/26
(Prerefunded 11/15/11) (4)	500	568
Colorado Springs Utility, 5.00%, 11/15/29 (1)	2,465	2,520
Denver Convention Center Hotel Auth., 5.00%, 12/1/35 (6)	1,000	1,028
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	270	277
		4,500
Connecticut 1.0%
Connecticut HEFA, Canterbury School, 5.00%, 7/1/36 (8)	1,000	1,015
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (9)	1,000	1,031
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (9)	250	257
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (9)	300	306
Mohegan Tribe Indians, 6.25%, 1/1/31	350	372
		2,981
Delaware 0.9%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	600	606
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	250	267
Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24	1,105	1,117
Delaware River & Bay Auth., 5.00%, 1/1/27 (1)	500	518
		2,508
District of Columbia 0.8%
District of Columbia, GO, 6.00%, 6/1/17 (1)	1,100	1,266
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (1)(3)	1,000	1,061
		2,327
Florida 1.5%
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	45	45
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	185	185
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	1,410	1,433
Jacksonville, Excise Tax, 5.25%, 10/1/20 (1)(3)	1,000	1,047
Paseo Community Dev. Dist., 5.00%, 2/1/11	1,005	1,014
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	230	231
Winter Garden Village Fowler Grove, 5.65%, 5/1/37	500	510
		4,465
Georgia 3.6%
Athens - Clarke County Residential Care Fac.
Wesley Woods of Athens, 6.375%, 10/1/27	200	168
Atlanta, Princeton Lakes, 5.50%, 1/1/31	300	301
Atlanta Airport, 5.50%, 1/1/26 (Prerefunded 1/1/10) (4)(5)	200	213
Atlanta Airport, 6.25%, 1/1/14 (3)(5)	1,000	1,073
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	750	809
Coweta County Residential Care Fac. for the Elderly
Wesley Woods, 8.20%, 10/1/16 (Prerefunded 10/1/06) (4)	215	221
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	3,500	3,604
Fulton County Residential Care Fac. for the Elderly
Canterbury Court, 6.125%, 2/15/26	250	260
Georgia Housing & Fin. Auth., Single Family
VRDN (Currently 3.74%) (3)	2,200	2,200
Milledgeville & Baldwin County Dev. Auth., Georgia College &
State Univ. Foundation, 6.00%, 9/1/33	500	537
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (1)(10)	100	113
Rockdale County Dev. Auth., Pratt Industries USA
7.50%, 1/1/26 (3)	225	227
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	110	115
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	500	521
		10,362
Illinois 4.0%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (4)(5)	500	557
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/11 (1)	3,905	4,079
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/24 (1)(3)	500	520
Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21 (1)(3)	1,000	1,064
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.72%) (2)(3)	400	400
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	400	402
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (10)	145	149
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	1,500	1,514
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	1,000	1,006
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	350	359
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	500	508
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (4)	250	287
Illinois HFA, Riverside Health, 6.00%, 11/15/32	500	530
Village of Carol Stream, Windsor Park Manor, 7.20%, 12/1/14
(Prerefunded 12/1/07) (4)	200	212
		11,587
Indiana 0.5%
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (4)	160	170
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25	840	878
Saint Joseph County, Holy Cross Village Notre Dame
6.00%, 5/15/38	490	507
		1,555
Iowa 0.1%
Iowa Fin. Auth., Single Family, 5.70%, 1/1/27	345	351
		351
Kansas 1.5%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (1)	500	525
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (4)	250	289
Johnson County Union School Dist. 233, Olathe, GO
5.50%, 9/1/16 (5)	1,000	1,114
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	400	429
Salina Hosp., Regional Health, 5.00%, 10/1/36	1,325	1,346
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	252
Wyandotte County Unified Gov't., 5.00%, 12/1/20	250	256
		4,211
Louisiana 2.4%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (3)	300	340
Louisiana, Gas & Fuels, 5.375%, 6/1/19 (2)	1,000	1,052
Louisiana, GO, 5.00%, 7/15/18 (11)	3,000	3,171
Saint Charles Parish, PCR, Shell Oil
VRDN (Currently 3.72%) (3)	2,400	2,400
		6,963
Maryland 6.6%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (6)	1,000	1,028
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	585	611
Maryland, GO, 5.00%, 8/1/17	1,000	1,078
Maryland Economic Dev. Corp., 5.50%, 7/15/09 (10)	445	464
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (3)(7)	600	650
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/15 (3)(7)	2,690	2,893
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.50%, 12/1/14	100	106
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22	250	266
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27	200	213
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (4)	150	176
Maryland Economic Dev. Corp., Morgan State Student Housing
6.00%, 7/1/22	500	505
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/35 (6)	2,420	2,496
Maryland Economic Dev. Corp., UMCP Student Housing
5.00%, 6/1/33 (11)	1,000	1,033
Maryland Energy Fin. Administration, Baltimore Wastewater
Wheelabrators, 6.45%, 12/1/16 (3)	500	513
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	500	528
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/21	1,000	1,037
Maryland HHEFA, Stella Maris Operating Corp.
VRDN (Currently 3.66%)	2,000	2,000
Maryland HHEFA, Univ. of Maryland Medical
6.625%, 7/1/20	850	943
Maryland HHEFA, Univ. of Maryland Medical
6.75%, 7/1/30 (Prerefunded 7/1/10) (4)	2,000	2,229
Northeast Maryland Waste Disposal Auth., IDRB
Waste Management, 5.00%, 1/1/12 (3)	200	204
		18,973
Massachusetts 1.6%
Massachusetts, 5.25%, 8/1/19 (Prerefunded 8/1/13) (4)	1,000	1,078
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (4)	250	270
Massachusetts, GO, 5.00%, 9/1/21	2,000	2,093
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/18	1,050	1,229
		4,670
Michigan 0.8%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (4)	250	276
Michigan, GO, TAN, 4.50%, 9/29/06	2,000	2,003
		2,279
Mississippi 0.2%
Mississippi Business Fin. Corp., PCR, System Energy Resources
5.875%, 4/1/22	500	501
		501
Missouri 3.4%
Bi-State Dev. Agency, 3.95%, 10/1/35 (Tender 10/1/09)	600	600
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/12 (1)	1,500	1,583
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/23 (1)	1,000	1,047
Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 (3)	1,000	1,047
Missouri Highway & Transportation Community, 5.00%, 5/1/25	5,000	5,227
Sugar Creek IDRB, LaFarge North America, 5.65%, 6/1/37 (3)	250	258
		9,762
Montana 0.3%
Forsyth, PCR, IDRB, Northwestern Corp., 4.65%, 8/1/23 (2)	1,000	1,000
		1,000
Nevada 0.2%
Clark County IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	250	262
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	140	144
Nevada Dept. of Business & Ind., Las Ventanas
6.75%, 11/15/23	200	201
		607
New Hampshire 0.8%
New Hampshire Business Fin. Auth., IDRB, Waste Management
5.20%, 5/1/27 (3)	1,500	1,520
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (1)	750	801
		2,321
New Jersey 4.4%
New Jersey Economic Dev. Auth., 1st Mortgage Winchester
Gardens, 8.625%, 11/1/25 (Prerefunded 11/1/06) (4)	210	217
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	1,000	1,059
New Jersey Economic Dev. Auth., Harrogate, 5.55%, 12/1/07	150	152
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	175	175
New Jersey Economic Dev. Auth., Performing Arts Center
6.00%, 6/15/08 (2)	1,060	1,103
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	2,000	2,065
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	500	509
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	400	412
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00%, 7/1/25 (8)	1,000	1,024
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21	750	795
New Jersey HFFA., Greystone Park Psychiatric Hosp.
5.00%, 9/15/25 (2)	1,000	1,037
New Jersey Transportation Trust Fund Auth.
6.00%, 6/15/07 (10)	1,000	1,020
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (7)	6,000	1,971
Trenton, GO, 5.00%, 12/1/26 (1)	1,000	1,036
		12,575
New Mexico 0.8%
New Mexico Mortgage Fin. Auth., Single Family Mortgage
6.30%, 9/1/27	85	85
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,041
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (7)	1,080	1,107
		2,233
New York 13.9%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	775	804
Dormitory Auth. of the State of New York, Cornell Univ.
5.00%, 7/1/25	3,900	4,073
Dormitory Auth. of the State of New York
Mental Health Services, 5.00%, 2/15/23 (2)	250	260
Dormitory Auth. of the State of New York, Mount Sinai Health
5.50%, 7/1/26	275	278
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (3)	1,000	1,002
Long Island Power Auth., Electric Systems, 5.00%, 12/1/35	500	512
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	360	368
Metropolitan Transportation Auth., 5.00%, 11/15/25 (5)	3,000	3,098
Metropolitan Transportation Auth., MTA Dedicated Tax Fund
5.00%, 11/15/13 (1)	2,000	2,135
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (4)(7)	655	726
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/16 (1)	1,000	1,068
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/21 (1)	1,915	2,011
Nassau County Tobacco Settlement Corp., Tobacco Industry
0.00%, 6/1/26 (12)	1,000	872
New York City, GO, 5.00%, 8/1/06	1,000	1,000
New York City, GO, 5.00%, 6/1/18	1,650	1,734
New York City, GO, 5.00%, 8/1/26	1,055	1,084
New York City, GO, 5.00%, 4/1/27	1,690	1,739
New York City, GO, 5.125%, 8/1/10	800	836
New York City, GO, 5.75%, 3/1/20	1,000	1,085
New York City, GO, 6.25%, 8/1/09	170	173
New York City, GO, 6.25%, 8/1/09 (Prerefunded 8/1/06) (4)	230	233
New York City Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (2)	1,250	1,309
New York City Housing Dev. Corp.
HUD Capital Funding Program, 5.00%, 7/1/19 (5)	1,230	1,293
New York City Housing Dev. Corp.
HUD Capital Funding Program, 5.00%, 7/1/25 (5)	600	625
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,063
New York CIty IDA, Terminal One Group, 5.00%, 1/1/10 (3)	2,000	2,051
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (3)	500	529
New York City IDA, IDRB, IAC / InterActive Corp., 5.00%, 9/1/35	400	402
New York State Energy Research & Dev., Brooklyn Union Gas
4.70%, 2/1/24 (3)(5)	1,500	1,490
New York State Environmental Fac., PCR, Waste Management
4.45%, 7/1/17 (Tender 7/1/09) (3)	250	249
New York State Mortgage Agency, Single Family
5.85%, 10/1/18 (3)	425	442
New York State Power Auth., 3.35%, 3/1/16
(Tender 9/1/06) (13)	375	375
New York State Thruway Auth., Dedicated Tax Fund
5.00%, 4/1/21 (2)	500	525
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (3)	500	520
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	2,085	2,171
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (3)(5)	1,000	1,012
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (2)	500	530
Yonkers IDA, Civic Fac., 6.625%, 2/1/26
(Prerefunded 2/1/11) (4)	250	280
		39,957
North Carolina 1.3%
Gaston County, PCR, IDRB, National Gypsum, 5.75%, 8/1/35 (3)	200	209
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	500	527
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	759
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,000	1,069
Onslow County Hosp. Auth., 5.125%, 10/1/22 (1)	1,075	1,131
		3,695
Ohio 1.8%
Akron, Baseball, 6.90%, 12/1/16 (Prerefunded 12/1/06) (4)(12)	300	309
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	1,250	1,367
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29 (Prerefunded 7/1/11)	500	572
Ohio Building Auth., Adult Correctional Fac., 5.50%, 10/1/11
(Prerefunded 10/1/09) (4)	1,000	1,060
Ohio Water Dev. Auth., PCR, 3.75%, 10/1/30 (Tender 10/1/08)	965	956
Ohio Water Dev. Auth., Fresh Water, 5.375%, 12/1/21
(Prerefunded 6/1/12) (4)	750	810
		5,074
Oklahoma 0.5%
Norman Regional Hosp. Auth., 5.375%, 9/1/36	400	409
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	253
Oklahoma Dev. Fin. Auth., Inverness Village, 6.25%, 2/1/09	105	104
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	525	552
		1,318
Oregon 0.6%
Multnomah County Hosp. Fac. Auth.
Providence Health & Services, 5.25%, 10/1/24	1,000	1,053
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (4)(5)	750	804
		1,857
Pennsylvania 2.8%
Bucks County Water & Sewer Auth., 5.25%, 6/1/15 (7)	1,000	1,090
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	400	435
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24 (Prerefunded 11/15/09) (4)	400	439
Montgomery County IDA, The Hill at Whitemarsh
6.25%, 2/1/35	200	210
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	250	253
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (2)(4)	1,000	1,084
Philadelphia School Dist., 5.50%, 2/1/22
(Prerefunded 2/1/12) (4)(7)	1,000	1,082
Philadelphia School Dist., 5.50%, 2/1/31
(Prerefunded 2/1/12) (4)(7)	1,000	1,082
St. Mary Hosp. Auth., Catholic Health East, 5.50%, 11/15/24	1,050	1,111
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	500	527
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	250	264
Westmoreland County IDA, Redstone Presbyterian Seniorcare
7.50%, 11/15/15 (Prerefunded 11/15/10) (4)	200	226
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10) (4)	300	347
		8,150
Puerto Rico 3.6%
Puerto Rico, GO, 5.00%, 7/1/30 (Tender 7/1/12)	1,000	1,031
Puerto Rico Gov't. Dev. Bank, GO, 5.00%, 12/1/09	5,000	5,132
Puerto Rico Gov't. Dev. Bank, GO, 5.00%, 12/1/12	1,000	1,040
Puerto Rico Gov't. Dev. Bank, GO, TECP, 4.25%, 8/4/06	1,500	1,500
Puerto Rico Gov't. Dev. Bank, GO, TECP, 4.85%, 10/24/06	1,500	1,500
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15	250	270
		10,473
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	300	330
		330
South Carolina 0.8%
Lancaster County, Edenmoor Improvement Dist.
5.75%, 12/1/37	500	504
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (1)	500	513
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	250	262
South Carolina Public Service, 5.25%, 1/1/18 (7)	1,000	1,064
		2,343
South Dakota 0.4%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	1,000	1,054
		1,054
Tennessee 2.2%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	350	362
Memphis-Shelby County Airport Auth., 6.25%, 2/15/09 (1)(3)	290	306
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(3)	100	109
Shelby County Health, Ed. & Housing Board
The Village at Germantown, 7.25%, 12/1/34	250	264
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	250	281
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	150	168
Tennessee Energy Acquisition Corp., 5.00%, 9/1/10	4,600	4,771
		6,261
Texas 10.3%
Amarillo Health Fac. Dev. Corp., Sears, 7.75%, 8/15/26
(Prerefunded 8/15/06) (4)	200	204
Brazos River Auth., TXU Energy, 5.75%, 5/1/36
(Tender 11/1/11) (3)	120	126
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	250	267
Brazos River Auth., PCR, TXU Energy, 7.70%, 4/1/33 (3)	150	175
Dallas/Fort Worth Airport, 5.00%, 11/1/07 (3)	1,000	1,012
Dallas/Fort Worth Airport, 5.50%, 11/1/31 (3)(5)	1,000	1,048
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(5)	510	542
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (3)	500	536
Harris County Health Fac. Dev. Corp., 5.375%, 2/15/26
(Prerefunded 8/15/11) (4)	1,000	1,068
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11) (4)	250	279
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	800	834
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
VRDN (Currently 3.67%) (1)	960	960
Houston, GO, 5.50%, 3/1/18 (7)	500	530
Houston Airport, 5.20%, 7/1/18 (3)(5)	2,500	2,554
Houston Water & Sewer, 5.25%, 5/15/25 (1)	2,500	2,648
Houston Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (2)(4)	485	535
Port Corpus Christi IDC, PCR, Citgo Petroleum
8.25%, 11/1/31 (3)	250	260
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	250	270
San Antonio Electric & Gas, 5.00%, 2/1/25	2,000	2,067
Tarrant County Cultural Ed. Fac. Finance, Edgemere Project -
Northwest Senior High School, 6.00%, 11/15/36	500	519
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,055
Texas, TRAN, GO, 4.50%, 8/31/06	3,000	3,002
Texas, Transportation Commision Mobility Fund, GO
5.00%, 4/1/28	5,000	5,159
Texas A&M Univ., 5.00%, 5/15/25	3,000	3,105
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	200	195
West Side Calhoun County Dev. Corp., BP Pipelines
VRDN (Currently 3.72%) (3)	800	800
		29,750
Utah 0.2%
Intermountain Power Agency, 5.75%, 7/1/16
(Prerefunded 7/1/07) (1)(4)	315	327
Intermountain Power Agency, 5.75%, 7/1/16 (1)	185	192
		519
Virginia 2.9%
Capital Region Airport Commission, VRDN (Currently 3.71%) (3)	1,435	1,435
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,622
Fairfax County Water Auth., 5.80%, 1/1/16 (10)	790	850
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (4)	1,250	1,364
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/30 (1)	1,000	1,031
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	250	261
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	100	101
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	140	140
New Port Community Dev. Auth., 5.60%, 9/1/36	415	419
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	500	505
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (4)	300	316
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	400	405
		8,449
Washington 1.3%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (1)	585	339
Port Bellingham IDA, BP, VRDN (Currently 3.72%) (3)	1,660	1,660
Port of Seattle, GO, 5.00%, 2/1/26 (6)	1,000	1,034
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (2)	665	685
		3,718
Wisconsin 0.1%
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 (3)	200	183
		183
Total Municipal Securities (Cost $285,769)		290,198
Total Investments in Securities
100.8% of Net Assets (Cost $285,769)		$290,198

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by AMBAC Assurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by Radian Asset Assurance Inc.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,594 and represents 0.6% of net assets.
(10)	Escrowed to maturity
(11)	Insured by CIFG Assurance
(12)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(13)	Variable Rate; rate shown is effective rate at period-end
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $285,741,000. Net unrealized gain aggregated $4,457,000 at period-end, of which $5,203,000 related to appreciated investments and $746,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 15, 2006